Results by business segment (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Disclosure of operating segments

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$14,019	$3,634	$–	$498	$4,698	$(132)	$22,717	$15,761	$5,423	$1,533
Non-interest income	6,124	11,215	3,510	1,725	4,422	(728)	26,268	13,508	6,364	6,396
Total revenue	20,143	14,849	3,510	2,223	9,120	(860)	48,985	29,269	11,787	7,929
Provision for credit losses	463	34	–	(3)	(11)	1	484	600	60	(176)
Insurance policyholder benefits, claims and acquisition expense	–	–	1,783	–	–	–	1,783	(466)	–	2,249
Non-interest expense	8,437	10,701	588	1,569	5,561	(247)	26,609	13,648	9,006	3,955
Net income (loss) before income taxes	11,243	4,114	1,139	657	3,570	(614)	20,109	15,487	2,721	1,901
Income taxes (recoveries)	2,873	970	282	144	649	(616)	4,302	3,615	452	235
Net income	$8,370	$3,144	$857	$513	$2,921	$2	$15,807	$11,872	$2,269	$1,666
Non-interest expense includes:
Depreciation and amortization	$942	$931	$57	$190	$502	$12	$2,634	$1,617	$776	$241
Impairment of other intangibles	11	2	2	1	2	–	18	11	5	2

Total assets	$602,824	$174,964	$21,918	$263,362	$794,032	$60,119	$1,917,219	$992,485	$570,255	$354,479
Total assets include:
Additions to premises and equipment and intangibles	$394	$2,265	$49	$84	$256	$630	$3,678	$1,263	$666	$1,749

Total liabilities	$602,741	$174,986	$22,588	$263,206	$793,826	$(48,303)	$1,809,044	$884,394	$570,266	$354,384

	For the year ended October 31, 2021

(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total	Canada	United States	Other International
Net interest income (2)	$12,621	$2,689	$–	$460	$4,553	$(321)	$20,002	$13,947	$4,447	$1,608
Non-interest income	5,725	10,607	5,600	1,704	5,634	421	29,691	15,454	8,083	6,154
Total revenue	18,346	13,296	5,600	2,164	10,187	100	49,693	29,401	12,530	7,762
Provision for credit losses	(187)	(47)	(1)	(8)	(509)	(1)	(753)	(203)	(277)	(273)
Insurance policyholder benefits, claims and acquisition expense	–	–	3,891	–	–	–	3,891	2,036	–	1,855
Non-interest expense	7,978	9,929	596	1,589	5,427	405	25,924	12,897	9,107	3,920
Net income (loss) before income taxes	10,555	3,414	1,114	583	5,269	(304)	20,631	14,671	3,700	2,260
Income taxes (recoveries)	2,708	788	225	143	1,082	(365)	4,581	3,599	649	333
Net income	$7,847	$2,626	$889	$440	$4,187	$61	$16,050	$11,072	$3,051	$1,927
Non-interest expense includes:
Depreciation and amortization	$923	$883	$59	$197	$497	$4	$2,563	$1,594	$728	$241
Impairment of other intangibles	5	3	1	2	18	–	29	16	11	2

Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323	$964,747	$454,949	$286,627
Total assets include:
Additions to premises and equipment and intangibles	$503	$752	$48	$80	$355	$459	$2,197	$1,238	$739	$220

Total liabilities	$549,619	$149,096	$22,966	$239,960	$691,767	$(45,847)	$1,607,561	$866,287	$454,903	$286,371

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.